SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

All potentially dilutive member units were excluded from the computation of diluted units outstanding as they would have an anti-dilutive impact on the Company's net losses and consisted of the following:

	December 31, 2017	December 31, 2016
Convertible note	40,000	-
Member unit options	14,894,213	10,564,213